Lease liabilities - Components of lease (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Lease liabilities.
Current	$ 74,563	$ 74,563	$ 50,560
Non-current	403,339	403,339	325,541
Total lease liabilities	477,902	477,902	$ 376,101
Lease payments	$ 34,500	$ 80,500